Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2020 Portfolio℠
March 31, 2023
VIPF2020-NPRT1-0523
1.830298.117
Domestic Equity Funds - 22.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	553,523	22,733,177
VIP Equity-Income Portfolio Initial Class (a)	783,634	18,564,284
VIP Growth & Income Portfolio Initial Class (a)	1,009,213	25,341,329
VIP Growth Portfolio Initial Class (a)	474,093	37,126,228
VIP Mid Cap Portfolio Initial Class (a)	175,289	5,910,761
VIP Value Portfolio Initial Class (a)	786,621	13,317,498
VIP Value Strategies Portfolio Initial Class (a)	456,725	6,640,782
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,927,008)		129,634,059

International Equity Funds - 22.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	4,433,983	45,492,670
VIP Overseas Portfolio Initial Class (a)	3,518,951	84,173,299
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $88,628,859)		129,665,969

Bond Funds - 51.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,336,272	77,777,419
Fidelity International Bond Index Fund (a)	2,124,472	19,205,223
Fidelity Long-Term Treasury Bond Index Fund (a)	1,854,554	19,936,456
VIP High Income Portfolio Initial Class (a)	2,066,360	9,360,611
VIP Investment Grade Bond II Portfolio - Initial Class (a)	17,368,856	166,567,328
TOTAL BOND FUNDS (Cost $306,874,596)		292,847,037

Short-Term Funds - 2.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $15,039,458)	15,039,458	15,039,458

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $476,469,921)	567,186,523
NET OTHER ASSETS (LIABILITIES) - 0.0%	(88,178)
NET ASSETS - 100.0%	567,098,345

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	77,549,586	3,277,738	5,658,018	3,625	(229,319)	2,837,432	77,777,419
Fidelity International Bond Index Fund	19,337,659	730,850	1,359,778	-	(30,304)	526,796	19,205,223
Fidelity Long-Term Treasury Bond Index Fund	23,054,331	954,948	5,472,604	171,535	(348,364)	1,748,145	19,936,456
VIP Contrafund Portfolio Initial Class	22,185,188	608,844	1,860,600	213,281	23,105	1,776,640	22,733,177
VIP Emerging Markets Portfolio Initial Class	51,804,709	2,675,019	11,328,359	84,931	321,481	2,019,820	45,492,670
VIP Equity-Income Portfolio Initial Class	19,879,427	400,757	1,834,364	-	287,486	(169,022)	18,564,284
VIP Government Money Market Portfolio Initial Class 4.62%	13,610,366	7,531,133	6,102,041	143,231	-	-	15,039,458
VIP Growth & Income Portfolio Initial Class	25,724,174	1,118,784	2,663,587	92,809	396,531	765,427	25,341,329
VIP Growth Portfolio Initial Class	34,841,130	2,090,125	3,020,788	236,071	(40,181)	3,255,942	37,126,228
VIP High Income Portfolio Initial Class	9,367,555	319,757	578,256	6,306	(12,869)	264,424	9,360,611
VIP Investment Grade Bond II Portfolio - Initial Class	156,406,107	14,018,744	8,908,573	50,424	7,823	5,043,227	166,567,328
VIP Mid Cap Portfolio Initial Class	6,203,968	149,113	645,695	14,278	129,779	73,596	5,910,761
VIP Overseas Portfolio Initial Class	83,611,475	1,638,539	9,490,292	-	1,619,405	6,794,172	84,173,299
VIP Value Portfolio Initial Class	14,334,056	303,688	1,554,745	-	521,445	(286,946)	13,317,498
VIP Value Strategies Portfolio Initial Class	7,104,904	218,531	806,164	16,746	219,108	(95,597)	6,640,782
	565,014,635	36,036,570	61,283,864	1,033,237	2,865,126	24,554,056	567,186,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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